Income tax - Tax loss carry-forward (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available tax loss carry-forward
Historical Loss	$ 1,652,668
Restated tax loss	1,739,403
Utilized	179,574
Total remaining amount	1,559,829
Unrecognized NOLs	(528,758)
Net remaining amount	$ 1,031,071
Statutory income tax rate	30.00%	30.00%	30.00%
Deferred income tax	$ 2,029,811	$ 1,304,033	$ 978,683
Tax balances
Restated contributed capital account (CUCA)	3,917,548
CUFIN	3,107,037
Tax losses available for offsetting against future taxable income
Available tax loss carry-forward
Deferred income tax	309,320	$ 343,082	$ 33,324
Comercializadora Volaris, S.A. de C.V.
Available tax loss carry-forward
Historical Loss	52,221
Restated tax loss	57,215
Utilized	57,215
Concesionaria
Available tax loss carry-forward
Historical Loss	1,067,836
Restated tax loss	1,149,425
Utilized	122,359
Total remaining amount	1,027,066
Operaciones Volaris
Available tax loss carry-forward
Historical Loss	3,853
Restated tax loss	4,005
Total remaining amount	4,005
Vuela, S.A.
Available tax loss carry-forward
Historical Loss	528,758
Restated tax loss	528,758
Total remaining amount	528,758
2016, Expiration 2019
Available tax loss carry-forward
Historical Loss	57,414
Restated tax loss	57,414
Total remaining amount	57,414
2016, Expiration 2026
Available tax loss carry-forward
Historical Loss	52,221
Restated tax loss	57,215
Utilized	57,215
2017, Expiration 2020
Available tax loss carry-forward
Historical Loss	300,613
Restated tax loss	300,613
Total remaining amount	300,613
2017, Expiration 2027
Available tax loss carry-forward
Historical Loss	1,068,498
Restated tax loss	1,150,140
Utilized	122,359
Total remaining amount	1,027,781
2018, Expiration 2021
Available tax loss carry-forward
Historical Loss	170,731
Restated tax loss	170,731
Total remaining amount	170,731
2018, Expiration 2028
Available tax loss carry-forward
Historical Loss	3,191
Restated tax loss	3,290
Total remaining amount	$ 3,290